Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Property, Plant and Equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Borrowing costs capitalised	$ 1,622,958	$ 1,442,077	$ 1,514,654
Impairment losses	$ 0	$ 0	$ 0
Network Infrastructure [Member] | Bottom of Range [Member]
Property, Plant and Equipment [Abstract]
Annual depreciation rates	5.00%
Network Infrastructure [Member] | Top of Range [Member]
Property, Plant and Equipment [Abstract]
Annual depreciation rates	33.00%
Buildings and Leasehold Improvement [Member] | Bottom of Range [Member]
Property, Plant and Equipment [Abstract]
Annual depreciation rates	2.00%
Buildings and Leasehold Improvement [Member] | Top of Range [Member]
Property, Plant and Equipment [Abstract]
Annual depreciation rates	33.00%
Other Assets [Member] | Bottom of Range [Member]
Property, Plant and Equipment [Abstract]
Annual depreciation rates	10.00%
Other Assets [Member] | Top of Range [Member]
Property, Plant and Equipment [Abstract]
Annual depreciation rates	50.00%